CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Class A ordinary shares
Issuance costs	¥ 29,655